Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	€ 11,126	€ 10,575	€ 8,416
Other comprehensive income	(1,981)	(414)	1,175
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(514)	79	(223)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(379)	(78)	(358)
Non current assets and disposal groups held for sale that will not be reclassified to profit or loss net of tax	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	(70)	236	100
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(157)	(102)	(24)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	92	23	59
Other comprehensive income that will be reclassified to profit or loss, net of tax	(1,466)	(493)	1,398
Other comprehensive income, before tax, hedges of net investments in foreign operations	(779)	169	(1,095)
Gains (losses) on hedges of net investments in foreign operations, before tax	(779)	169	(1,095)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0	0
Other reclassifications hedge of net investments in foreign operations	0	0	0
Other comprehensive income, before tax, exchange differences on translation	(966)	(646)	1,379
Gains (losses) on exchange differences on translation, before tax	(966)	(646)	1,378
Reclassification adjustments on exchange differences on translation, before tax	0	0	1
Other Reclassifications Foreign Currency Translation	0	0	0
Other comprehensive income, before tax, cash flow hedges	(82)	331	832
Gains (losses) on cash flow hedges, before tax	(82)	331	832
Reclassification adjustments on cash flow hedges, before tax	0	0	0
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications cash flow hedges effective portion	0	0	0
Other Comprenhensive Income Before Tax Hedging Instruments Not Designated	(6)	0	0
Valuation Gains Or Losses Taken To Equity Hedging Instruments Non-Designated Elements	(6)	0	0
Reclassification Adjustments On Hedging Instruments Before Tax	0	0	0
Other Reclassifications Hedging Instruments Before Tax	0	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	535	(398)	752
Gains (losses) on remeasuring available-for-sale financial assets, before tax	925	(217)	757
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	(390)	(181)	(5)
Other reclassifications debt securities at fair value through other comprehensive income	0	0	0
Non current assets and disposal groups held for sale that will be reclassified to profit or loss net of tax	0	0	0
Valuation gains losses taken to equity non current assets held for sale	0	0	0
Non current assets held for sale transferred to profit or loss	0	0	0
Other reclassifications of non current assets held for sale	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	(14)	16	12
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(155)	36	(482)
Comprehensive income	9,146	10,161	9,591
Comprehensive income, attributable to non-controlling interests	285	1,108	184
Comprehensive income, attributable to owners of parent	€ 8,860	€ 9,053	€ 9,407